Simplify Commodities Strategy No K-1 ETF
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 161.8%
U.S. Treasury Bill, 4.40%, 4/1/2025 (a) ........................................ $ 12,300,000 $ 12,300,000
U.S. Treasury Bill, 4.32%, 4/10/2025 (a) ....................................... 400,000 399,576
U.S. Treasury Bill, 4.34%, 6/17/2025 (a) ....................................... 6,700,000 6,640,313
U.S. Treasury Bill, 4.29%, 6/26/2025 (a)(b) ..................................... 12,000,000 11,879,887
U.S. Treasury Bill, 4.29%, 7/8/2025 (a) ........................................ 16,900,000 16,707,466
U.S. Treasury Bill, 4.30%, 7/29/2025 (a) ....................................... 12,200,000 12,031,042
Total U.S. Treasury Bills (Cost $59,957,618) ........................................ 59,958,284
Total Investments – 161.8%
(Cost $59,957,618) ............................................................ $ 59,958,284
Liabilities in Excess of Other Assets – (61.8)% ........................................ (22,896,736)
Net Assets – 100.0% ............................................................ $ 37,061,548
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion thereof, in the amount of $11,879,760 has been pledged as collateral for reverse repurchase agreements as of March 31, 2025.
At March 31, 2025, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
Gasoline RBOB Future ............................ 9 $ 865,885 4/30/25 $ 16,224
NY Harbor ULSD Future ........................... 9 861,613 4/30/25 13,213
Sugar #11 (World) Future .......................... 12 253,478 4/30/25 (11,754)
Soybean Oil Future ............................... 15 404,010 5/14/25 3,727
Soybean Future .................................. 10 507,375 5/14/25 (13)
Canola (WCE) Future ............................. 7 59,588 5/14/25 (3,310)
Kansas City Hard Red Winter Wheat Future ........... 16 445,600 5/14/25 (36,008)
Corn Future ..................................... 60 1,371,750 5/14/25 (82,744)
Coffee “C” Future ................................ 8 1,139,250 5/19/25 (23,006)
Cattle Feeder Future .............................. 38 5,405,500 5/22/25 14,675
Silver Future .................................... 31 5,364,705 5/28/25 137,095
Copper Future ................................... 40 5,034,000 5/28/25 45,000
NY Harbor ULSD Future ........................... 11 1,043,704 5/30/25 15,015
Gasoline RBOB Future ............................ 5 478,905 5/30/25 9,220
WTI Crude Future ................................ 2 140,640 6/20/25 3,230
Gold 100 OZ Future .............................. 32 10,080,960 6/26/25 406,056
Palladium Future ................................. 9 900,630 6/26/25 33,830
Live Cattle Future ................................ 115 9,367,900 6/30/25 158,058
NY Harbor ULSD Future ........................... 5 473,508 6/30/25 6,838
Gasoline RBOB Future ............................ 3 284,684 6/30/25 5,200
Sugar #11 (World) Future .......................... 123 2,569,224 6/30/25 (63,910)
Soybean Oil Future ............................... 72 1,960,848 7/14/25 5,559
Canola (WCE) Future ............................. 32 275,248 7/14/25 195
Soybean Future .................................. 13 668,363 7/14/25 (547)
Corn Future ..................................... 30 694,875 7/14/25 (22,513)
Kansas City Hard Red Winter Wheat Future ........... 14 399,000 7/14/25 (29,396)
Cocoa Future .................................... 2 157,760 7/16/25 (5,610)

Simplify Commodities Strategy No K-1 ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts: (continued)
Coffee “C” Future ................................ 23 $ 3,237,825 7/21/25 $ (74,906)
WTI Crude Future ................................ 2 139,300 7/22/25 3,360
Platinum Future .................................. 38 1,952,250 7/29/25 86,360
Copper Future ................................... 9 1,143,225 7/29/25 29,500
Silver Future .................................... 3 524,010 7/29/25 21,685
Gasoline RBOB Future ............................ 3 280,778 7/31/25 5,267
NY Harbor ULSD Future ........................... 3 284,042 7/31/25 3,314
Soybean Oil Future ............................... 15 409,320 8/14/25 1,338
Soybean Future .................................. 1 51,300 8/14/25 13
WTI Crude Future ................................ 4 275,960 8/20/25 5,900
Gold 100 OZ Future .............................. 5 1,587,600 8/27/25 75,210
Natural Gas Future ............................... 3 135,120 8/27/25 (1,290)
Cattle Feeder Future .............................. 22 3,184,500 8/28/25 15,350
Live Cattle Future ................................ 61 4,880,610 8/29/25 79,100
Soybean Future .................................. 1 50,725 9/12/25 –
Corn Future ..................................... 15 326,063 9/12/25 (25,738)
Coffee “C” Future ................................ 11 1,527,694 9/18/25 (7,294)
WTI Crude Future ................................ 1 68,390 9/22/25 1,660
Natural Gas Future ............................... 10 453,900 9/26/25 11,247
Sugar #11 (World) Future .......................... 44 927,942 9/30/25 (19,985)
WTI Crude Future ................................ 1 67,880 10/21/25 (200)
Natural Gas Future ............................... 5 238,500 10/29/25 14,780
Live Cattle Future ................................ 1 79,510 10/31/25 –
Canola (WCE) Future ............................. 11 94,479 11/14/25 334
WTI Crude Future ................................ 6 404,520 11/20/25 6,620
Natural Gas Future ............................... 5 259,650 11/25/25 3,960
Total unrealized appreciation/(depreciation) $ 829,909
Short position contracts:
Cotton No. 2 Future ............................... (30) (1,002,450) 5/7/25 (11,085)
Soybean Meal Future ............................. (24) (702,480) 5/14/25 14,540
Wheat Future (CBT) .............................. (1) (26,850) 5/14/25 854
Natural Gas Future ............................... (1) (42,570) 5/28/25 (1,355)
Lean Hogs Future ................................ (15) (571,650) 6/13/25 2,377
Natural Gas Future ............................... (2) (89,480) 6/26/25 (1,770)
Cotton No. 2 Future ............................... (33) (1,121,835) 7/9/25 (11,173)
Soybean Meal Future ............................. (5) (149,700) 7/14/25 3,900
Lean Hogs Future ................................ (4) (153,320) 7/15/25 1,430
Soybean Meal Future ............................. (3) (90,420) 8/14/25 2,470
Lean Hogs Future ................................ (1) (38,120) 8/14/25 (60)
Wheat Future (CBT) .............................. (1) (28,312) 9/12/25 763
Cotton No. 2 Future ............................... (9) (314,640) 12/8/25 (4,520)
Total unrealized appreciation/(depreciation) $ (3,629)
Total net unrealized appreciation $ 826,280

Simplify Commodities Strategy No K-1 ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
3
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 161.8%
Total Investments ............................................................................. 161.8%
Liabilities in Excess of Other Assets ............................................................... (61.8)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
At March 31, 2025, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
Morgan Stanley Capital Services LLC 4.65% 3/31/2025 4/1/2025 $ 11,642,359 $ 11,642,359
$ 11,642,359 $ 11,642,359